Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	£ 795	£ 431	[1]	£ 303	[1]
Residual value and voluntary impairment charges	137	24		73
Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	2	(9)		(10)
Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(73)	(51)		0
Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	867	494		315
Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(1)	(3)		(2)
Loans and advances to banks | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	(7)		(7)
Loans and advances to customers | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	867	507		321
Debt securities: | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	(6)		1
Stage 1 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(15)	(188)		281
Stage 1 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	2	(9)		0
Stage 1 £m | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(30)	(18)		27
Stage 1 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	14	(158)		256
Stage 1 £m | Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(1)	(3)		(2)
Stage 1 £m | Loans and advances to banks | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	(7)		(5)
Stage 1 £m | Loans and advances to customers | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	14	(147)		261
Stage 1 £m | Debt securities: | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	(4)		0
Stage 2 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(125)	(324)		(307)
Stage 2 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		0
Stage 2 £m | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(43)	(33)		(25)
Stage 2 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(82)	(291)		(282)
Stage 2 £m | Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		0
Stage 2 £m | Loans and advances to banks | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		(2)
Stage 2 £m | Loans and advances to customers | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(82)	(289)		(281)
Stage 2 £m | Debt securities: | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	(2)		1
Stage 3 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	999	949		402
Stage 3 £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		(10)
Stage 3 £m | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		(2)
Stage 3 £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	999	949		414
Stage 3 £m | Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		0
Stage 3 £m | Loans and advances to banks | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		0
Stage 3 £m | Loans and advances to customers | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	999	949		414
Stage 3 £m | Debt securities: | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		0
POCI £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(64)	(6)		(73)
POCI £m | Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		0
POCI £m | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		0
POCI £m | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(64)	(6)		(73)
POCI £m | Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		0
POCI £m | Loans and advances to banks | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	0	0		0
POCI £m | Loans and advances to customers | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	(64)	(6)		(73)
POCI £m | Debt securities: | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Charge (credit) to the income statement	£ 0	£ 0		£ 0

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.